Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 3 – SEGMENT INFORMATION

The Company is focused on designing, manufacturing and marketing an advanced, next-generation and affordable surgical robotic system called the SSi Mantra, and the instruments and accessories used with SSi Mantra to perform a wide range of soft-tissue, robotically assisted surgeries. The Company is committed to accelerating access to surgical robotics technologies in all parts of the world and particularly in underserved regions through a comprehensive ecosystem of providing an affordable surgical robotic system, its related instruments and accessories backed up by clinical, field service and maintenance support also provided by the Company. The systems as well as instruments and accessories are primarily designed, developed and manufactured by the Company in its manufacturing facility located in India.

During the three months ended September 30, 2025, and 2024, the Company’s revenue from within India accounted for 94% and 86% of total revenue, respectively, while revenue from the Company’s markets outside India accounted for 6% and 14% of total revenue, respectively. During the nine months ended September 30, 2025, and 2024, the Company’s revenues from within India accounted for 85% and 91% of total revenue, respectively, while revenue from the Company’s markets outside India accounted for 15% and 9% of total revenue, respectively. The Company manages the business activities on a consolidated basis and operates in one reportable segment. Our determination that we operate as a single operating segment is consistent with the financial information regularly reviewed by the chief operating decision maker for purposes of evaluating performance, allocating resources, setting incentive compensation targets, and planning and forecasting for future periods.

The Company’s Chief Executive Officer is the Chief Operating Decision Maker (“CODM”). The CODM utilizes the Company’s long-range plan, which includes product development, technology refinement plans and long-range selling and financial models, as a key input to resource allocation. The CODM makes decisions on resource allocation, assesses performance of the business, and monitors budget versus actual results using gross margins and net income / loss from operations.

Significant segment expenses within income from operations, as well as within net income / loss, include cost of revenue, research and development, and selling, general and administrative expenses, which are each separately presented on the Company’s Consolidated Statements of Operations. Other segment items within net income include interest and other income, net, and income tax expense.

The Company’s long-lived assets consist primarily of property, plant and equipment. As of September 30, 2025 and December 31, 2024, 95% of long-lived assets were in India and 5% were outside India.

NOTE 3 – SEGMENT INFORMATION

The Company is focused on designing, manufacturing and marketing an advanced, next-generation and affordable surgical robotic system called the SSi Mantra, and the instruments and accessories used with SSi Mantra to perform a wide range of soft-tissue, robotically assisted surgeries. The Company is committed to accelerating access to surgical robotics technologies in all parts of the world and particularly in underserved regions through a comprehensive ecosystem of providing an affordable surgical robotic system, its related instruments and accessories backed up by clinical, field service and maintenance support also provided by the Company. The systems as well as instruments and accessories are primarily designed, developed and manufactured by the Company in its manufacturing facility located in India.

During the year ended December 31, 2024, and 2023, the Company’s revenues from within India accounted for 92% and 91% respectively of total revenue, while revenue from the Company’s markets outside India accounted for 8% and 9%, respectively, of total revenue. The Company manages the business activities on a consolidated basis and operates in one reportable segment. Our determination that we operate as a single operating segment is consistent with the financial information regularly reviewed by the chief operating decision maker for purposes of evaluating performance, allocating resources, setting incentive compensation targets, and planning and forecasting for future periods.

The Company’s Chief Executive Officer is the Chief Operating Decision Maker (“CODM”). The CODM utilizes the Company’s long-range plan, which includes product development, technology refinement plans and long-range selling and financial models, as a key input to resource allocation. The CODM makes decisions on resource allocation, assesses performance of the business, and monitors budget versus actual results using gross margins and net income / loss from operations.

Significant expenses within income from operations, as well as within net income / loss, include cost of revenue, research and development, and selling, general and administrative expenses, which are each separately presented on the Company’s Consolidated Statements of Operations. Other segment items within net income include interest and other income, net, and income tax expense.

The Company’s long-lived assets consist primarily of property, plant and equipment. As of December 31, 2024, and 2023, 100% of long-lived assets were in India.